Exhibit 1

J.P. Morgan Chase Commercial Mortgage Securities Trust 2019-MFP
Commercial Mortgage Pass-Through Certificates Series 2019-MFP

Report To:

J.P. Morgan Chase Commercial Mortgage Securities Corp.

JPMorgan Chase Bank, National Association

J.P. Morgan Securities LLC

Academy Securities, Inc.

Drexel Hamilton, LLC

20 June 2019

Ernst & Young LLP 5 Times Square New York, NY 10036	Tel: +1 212 773 3000 ey.com

Report of Independent Accountants on Applying Agreed-Upon Procedures

J.P. Morgan Chase Commercial Mortgage Securities Corp. JPMorgan Chase Bank, National Association J.P. Morgan Securities LLC 383 Madison Avenue New York, New York 10179	Academy Securities, Inc. 140 East 45th Street, 5th Floor New York, New York 10017

Drexel Hamilton, LLC 77 Water Street New York, New York 10005

Re: J.P. Morgan Chase Commercial Mortgage Securities Trust 2019-MFP (the “Issuing Entity”) Commercial Mortgage Pass-Through Certificates Series 2019-MFP (the “Certificates”)

We have performed the procedures enumerated in Attachment A, which were agreed to by the addressees of this report (the “Specified Parties”), solely to assist J.P. Morgan Chase Commercial Mortgage Securities Corp. (the “Depositor”) with respect to the Mortgage Loan (as defined in Attachment A) relating to the Issuing Entity’s securitization transaction. This agreed-upon procedures engagement was conducted in accordance with attestation standards established by the American Institute of Certified Public Accountants. The sufficiency of the procedures is solely the responsibility of the Specified Parties. Consequently, we make no representation regarding the sufficiency of the procedures described in Attachment A, either for the purpose for which this report has been requested or for any other purpose.

The procedures performed and our associated findings are included in Attachment A.

For the purpose of the procedures described in this report, the Depositor provided us with:

a.	Certain electronic data files (the “Data Files”) that are described in Attachment A,
b.	Copies of various source documents (the “Source Documents”), which are listed on Exhibit 1 to Attachment A,
c.	A list of characteristics on the Data Files (the “Compared Characteristics”), which are listed on Exhibit 2 to Attachment A, that the Depositor instructed us to compare to information contained in the Source Documents,
d.	A list of characteristics on the Data Files (the “Recalculated Characteristics”), which are described in Attachment A, that the Depositor instructed us to recalculate using information on the Data Files,
e.	A list of characteristics on the Data Files (the “Provided Characteristics”), which are listed on Exhibit 3 to Attachment A, on which the Depositor instructed us to perform no procedures,
f.	A draft of the preliminary confidential offering circular for the Issuing Entity’s securitization transaction (the “Draft Preliminary Offering Circular”) and
g.	Instructions, assumptions and methodologies, which are described in Attachment A.

The procedures included in Attachment A were limited to comparing or recalculating certain information that is further described in Attachment A. The Depositor is responsible for the Data Files, Source Documents, Compared Characteristics, Recalculated Characteristics, Provided Characteristics, Draft Preliminary Offering Circular and the determination of the instructions, assumptions and methodologies that are described herein. We were not requested to perform and we have not performed any procedures other than those listed in Attachment A with respect to the Data Files. We have not verified, and we make no representation as to, the accuracy, completeness or reasonableness of the Source Documents, Provided Characteristics, Draft Preliminary Offering Circular or any other information provided to us by the Depositor upon which we relied in forming our findings. Accordingly, we make no representation and express no opinion as to: (a) the existence of the Mortgage Loan, (b) questions of legal or tax interpretation and (c) the accuracy, completeness or reasonableness of any instructions, assumptions and methodologies provided to us by the Depositor that are described in this report. We undertake no responsibility to update this report for events and circumstances occurring after the date hereof.

We were not engaged to, and did not, conduct an examination to express an opinion or a review to express a conclusion in accordance with attestation standards established by the American Institute of Certified Public Accountants on any of the items referred to herein. Accordingly, we do not express such an opinion or conclusion. Had we performed additional procedures, other matters might have come to our attention that would have been reported to you.

The agreed-upon procedures described in this report were not performed for the purpose of:

a.	Satisfying any criteria for due diligence published by a nationally recognized statistical rating organization (a “rating agency”) or
b.	Making any findings with respect to:
i.	Whether the origination of the Mortgage Loan conformed to, or deviated from, stated underwriting or credit extension guidelines, standards, criteria, or other requirements,
ii.	The value of the collateral securing the Mortgage Loan,
iii.	Whether the originator of the Mortgage Loan complied with federal, state or local laws or regulations or
iv.	Any other factor or characteristic of the Mortgage Loan that would be material to the likelihood that the issuer of the Certificates will pay interest and principal in accordance with applicable terms and conditions.

This report is intended solely for the use of the Specified Parties and is not intended to be and should not be used by anyone other than the Specified Parties. It is not intended to be and should not be used by any other person or entity, including investors and rating agencies, who are not identified in the report as Specified Parties, but who may have access to this report as required by law or regulation.

/s/ Ernst & Young LLP

20 June 2019

Attachment A Page 1 of 8

Background

For the purpose of the procedures described in this report, the Depositor indicated that:

a.	The assets of the Issuing Entity will consist primarily of a componentized promissory note issued by 43 special purpose entities (collectively, the “Borrowers”), evidencing a floating rate loan (the “Mortgage Loan”) and
b.	The Mortgage Loan is secured by, among other things, cross-collateralized and cross-defaulted first mortgage or deed of trust liens on the borrowers’ fee interests in 43 multifamily properties (each a “Property” and collectively, the “Properties”).

Procedures performed and our associated findings

1.	The Depositor provided us with:
a.	An electronic data file (the “Preliminary Data File”) that the Depositor indicated contains information relating to the Mortgage Loan and Properties as of 9 July 2019 (the “Reference Date”) and
b.	Record layout and decode information relating to the information on the Preliminary Data File.

Using the information in the Source Documents, we compared the Compared Characteristics listed on Exhibit 2 to Attachment A, as shown on the Preliminary Data File, to the corresponding information in the Source Documents indicated on Exhibit 2 to Attachment A, subject to the instructions, assumptions and methodologies stated in the notes on Exhibit 2 to Attachment A. Where more than one Source Document is listed for a Compared Characteristic, the Depositor instructed us to note agreement if the value on the Preliminary Data File for the Compared Characteristic agreed with the corresponding information in at least one of the Source Documents that are listed for such Compared Characteristic on Exhibit 2 to Attachment A. We performed no procedures to reconcile any differences that may exist between various Source Documents for any of the Compared Characteristics listed on Exhibit 2 to Attachment A.

2.	As instructed by the Depositor, we adjusted the information on the Preliminary Data File to correct all the differences we noted in performing the procedures described in Item 1. above and provided a list of such differences to the Depositor. The Preliminary Data File, as so adjusted, is hereinafter referred to as the “Updated Data File.”

Attachment A Page 2 of 8

3.	Subsequent to the performance of the procedures described in Items 1. and 2. above, we received from the Depositor:
a.	An electronic data file (the “Final Data File,” which together with the Preliminary Data File comprise the Data Files) that the Depositor indicated contains information relating to the Mortgage Loan and Properties as of the Reference Date and
b.	Record layout and decode information relating to the information on the Final Data File.

Using information on the:

a.	Final Data File and
b.	Updated Data File,

we compared each Compared Characteristic listed on Exhibit 2 to Attachment A, all as shown on the Final Data File, to the corresponding information on the Updated Data File and found such information to be in agreement.

4.	Using the “First Payment Date” of the Mortgage Loan, as shown on the Final Data File, we recalculated the “Seasoning” of the Mortgage Loan as of the Reference Date. We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

5.	Using the:
a.	First Payment Date,
b.	Initial Maturity Date and
c.	Fully Extended Maturity Date

of the Mortgage Loan, all as shown on the Final Data File, we recalculated the:

i.	Initial Loan Term and
ii.	Fully Extended Loan Term

of the Mortgage Loan. We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

6.	Using the:
a.	Seasoning,
b.	Initial Loan Term and
c.	Fully Extended Loan Term

of the Mortgage Loan, all as shown on the Final Data File, we recalculated the:

i.	Remaining Term to Initial Maturity and
ii.	Fully Extended Remaining Term to Maturity

of the Mortgage Loan. We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

Attachment A Page 3 of 8

7.	The applicable Source Document(s) indicate that the Mortgage Loan is interest-only for its entire term, including during the extension period options. Based on this information, the Depositor instructed us to:
a.	Use “0” for the original amortization term of the Mortgage Loan (the “Amortization Term”),
b.	Use the “Initial Loan Term” of the Mortgage Loan, as shown on the Final Data File, for the original interest-only period of the Mortgage Loan (the “IO Period”),
c.	Use the “Fully Extended Loan Term” of the Mortgage Loan, as shown on the Final Data File, for the fully extended interest-only period of the Mortgage Loan (the “Fully Extended IO Period”) and
d.	Use the “Original Mortgage Loan Balance” of the Mortgage Loan and each Property, as shown on the Final Data File, as:
i.	The principal balance of the Mortgage Loan and each Property as of the Reference Date (the “Cut-off Date Mortgage Loan Balance”) and
ii.	The principal balance of the Mortgage Loan and each Property as of the “Initial Maturity Date” of the Mortgage Loan (the “Mortgage Loan Balance at Maturity”).

We compared this information to the corresponding information on the Final Data File and found such information to be in agreement.

8.	Using the:
a.	Mortgage Loan Spread,
b.	LIBOR Floor and
c.	LIBOR Rounding Methodology

of the Mortgage Loan, all as shown on the Final Data File, and a LIBOR assumption of 2.38000% that was provided by the Depositor, we recalculated the “Assumed Mortgage Loan Interest Rate” of the Mortgage Loan. We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

9.	Using the:
a.	LIBOR Cap Strike Price and
b.	Mortgage Loan Spread

of the Mortgage Loan, both as shown on the Final Data File, we recalculated the “Mortgage Loan Interest Rate @ LIBOR Cap” of the Mortgage Loan. We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

Attachment A Page 4 of 8

10.	Using the:
a.	Original Mortgage Loan Balance,
b.	Assumed Mortgage Loan Interest Rate,
c.	Mortgage Loan Interest Rate @ LIBOR Cap and
d.	Accrual Basis

of the Mortgage Loan, all as shown on the Final Data File, and the calculation methodologies provided by the Depositor which are described in the succeeding paragraphs of this Item 10., we recalculated the:

i.	Monthly Debt Service,
ii.	Annual Debt Service,
iii.	Monthly Debt Service @ LIBOR Cap and
iv.	Annual Debt Service @ LIBOR Cap

of the Mortgage Loan. We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

For the purpose of this procedure, the Depositor instructed us to recalculate the “Monthly Debt Service” of the Mortgage Loan as 1/12th of the product of:

a.	The “Original Mortgage Loan Balance,” as shown on the Final Data File,
b.	The “Assumed Mortgage Loan Interest Rate,” as shown on the Final Data File, and
c.	365/360.

For the purpose of this procedure, the Depositor instructed us to recalculate the “Annual Debt Service” of the Mortgage Loan as twelve (12) times the “Monthly Debt Service” of the Mortgage Loan, as shown on the Final Data File.

For the purpose of this procedure, the Depositor instructed us to recalculate the “Monthly Debt Service @ LIBOR Cap” of the Mortgage Loan as 1/12th of the product of:

a.	The “Original Mortgage Loan Balance,” as shown on the Final Data File,
b.	The “Mortgage Loan Interest Rate @ LIBOR Cap,” as shown on the Final Data File, and
c.	365/360.

For the purpose of this procedure, the Depositor instructed us to recalculate the “Annual Debt Service @ LIBOR Cap” of the Mortgage Loan as twelve (12) times the “Monthly Debt Service @ LIBOR Cap” of the Mortgage Loan, as shown on the Final Data File.

Attachment A Page 5 of 8

11.	Using the:
a.	Cut-off Date Mortgage Loan Balance,
b.	Mortgage Loan Balance at Maturity,
c.	Annual Debt Service,
d.	Annual Debt Service @ LIBOR Cap,
e.	TTM NOI,
f.	UW Financials NOI,
g.	UW Financials Net Cash Flow,
h.	Total Number Units,
i.	As-is Appraisal Value and
j.	As-Complete Appraisal Value

of the Mortgage Loan and each Property, as applicable, all as shown on the Final Data File, and the applicable calculation methodologies and assumptions described in the Draft Preliminary Offering Circular, we recalculated the:

i.	TTM NOI DSCR,
ii.	Mortgage Loan UW NCF DSCR,
iii.	Mortgage Loan Cut-off Date As-Is LTV,
iv.	Mortgage Loan Maturity Date As-Is LTV,
v.	Mortgage Loan Cut-off Date As-Complete LTV,
vi.	Mortgage Loan Maturity Date As-Complete LTV,
vii.	Mortgage Loan TTM NOI DY,
viii.	Mortgage Loan UW NOI DY,
ix.	Mortgage Loan Balance Per Unit,
x.	TTM NOI DSCR at Cap and
xi.	Mortgage Loan UW NCF DSCR at Cap

of the Mortgage Loan and with respect to item ix. above, of each Property. We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

For the purpose of this procedure, the Depositor instructed us to:

a.	Round the “TTM NOI DSCR,” “Mortgage Loan UW NCF DSCR,” ”TTM NOI DSCR at Cap” and “Mortgage Loan UW NCF DSCR at Cap” to two decimal places and
b.	Round the “Mortgage Loan Cut-off Date As-Is LTV,” “Mortgage Loan Maturity Date As-Is LTV,” “Mortgage Loan Cut-off Date As-Complete LTV,” “Mortgage Loan Maturity Date As-Complete LTV,” “Mortgage Loan TTM NOI DY” and “Mortgage Loan UW NOI DY” to the nearest 1/10th of one percent.

Attachment A Page 6 of 8

12.	Using the:
a.	Cut-off Date Mortgage Loan Balance,
b.	Mortgage Loan Balance at Maturity,
c.	Purchase Price and
d.	Closing Costs

of the Mortgage Loan, all as shown on the Final Data File, and the calculation methodologies provided by the Depositor that are described in the succeeding paragraphs of this Item 12., we recalculated the:

i.	Mortgage Loan Cut-off Date LTC and
ii.	Mortgage Loan Maturity Date LTC

of the Mortgage Loan. We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

For the purpose of this procedure, the Depositor instructed us to recalculate the “Mortgage Loan Cut-off Date LTC” of the Mortgage Loan as the quotient of:

a.	The “Cut-off Date Mortgage Loan Balance,” as shown on the Final Data File, and
b.	The sum of the:
i.	Purchase Price and
ii.	Closing Costs,

both as shown on the Final Data File.

For the purpose of this procedure, the Depositor instructed us to recalculate the “Mortgage Loan Maturity Date LTC” of the Mortgage Loan as the quotient of:

a.	The “Mortgage Loan Balance at Maturity,” as shown on the Final Data File, and
b.	The sum of the:
i.	Purchase Price and
ii.	Closing Costs,

both as shown on the Final Data File.

For the purpose of this procedure, the Depositor instructed us to round the “Mortgage Loan Cut-off Date LTC” and “Mortgage Loan Maturity Date LTC” to the nearest 1/10th of one percent.

13.	Using the:
a.	Primary Servicer Fee Rate and
b.	Master Servicer Fee Rate

of the Mortgage Loan, both as shown on the Final Data File, we recalculated the “Servicing Fee Rate” of the Mortgage Loan. We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

Attachment A Page 7 of 8

14.	Using the:
a.	Servicing Fee Rate,
b.	Trustee/Cert Admin Fee Rate,
c.	Operating Advisor Fee and
d.	CREFC Fee Rate

of the Mortgage Loan, all as shown on the Final Data File, we recalculated the “Total Admin Fee Rate” of the Mortgage Loan. We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

15.	Using the:
a.	Mortgage Loan Spread and
b.	Total Admin Fee Rate

of the Mortgage Loan, both as shown on the Final Data File, we recalculated the “Net Margin Rate” of the Mortgage Loan. We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

16.	Using the “Cut-off Date Mortgage Loan Balance” of the Mortgage Loan and each Property, as shown on the Final Data File, we recalculated the “% of Cut-off Date Mortgage Loan Balance” of the Mortgage Loan and each Property. We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

17.	Using the:
a.	Loan Amount (sources),
b.	Sponsor Equity,
c.	Subordinate Debt and
d.	Other Sources

of the Mortgage Loan, all as shown on the Final Data File, we recalculated the “Total Sources” of the Mortgage Loan. We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement. For the purpose of this procedure, the Depositor instructed us to ignore differences of +/- $1 or less.

Attachment A Page 8 of 8

18.	Using the:
a.	Loan Payoff,
b.	Purchase Price,
c.	Closing Costs,
d.	Upfront Reserves,
e.	Principal Equity Distribution and
f.	Other Uses

of the Mortgage Loan, all as shown on the Final Data File, we recalculated the “Total Uses” of the Mortgage Loan. We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement. For the purpose of this procedure, the Depositor instructed us to ignore differences of +/- $1 or less.

19.	The Depositor instructed us to recalculate the “Sponsor Equity” as the difference between the:
a.	Total Uses and
b.	Sum of the:
i.	Loan Amount (sources),
ii.	Subordinate Debt and
iii.	Other Sources

of the Mortgage Loan, all as shown on the Final Data File. We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement. For the purpose of this procedure, the Depositor instructed us to ignore differences of +/- $1 or less.

Exhibit 1 to Attachment A Page 1 of 2

Source Documents

Mortgage Loan Source Documents

Source Document Title	Source Document Date

Loan Agreement	19 June 2019

Promissory Note	19 June 2019

Deposit Account Control Agreement	19 June 2019

Cash Management Agreement	19 June 2019

Settlement Statement	19 June 2019

Tax Escrow Workbook	14 June 2019

Guaranty Agreement	19 June 2019

Non-Consolidation Opinion	19 June 2019

Transaction Summary	19 June 2019

Bloomberg Screenshot for LIBOR Cap Provider Rating	Not Applicable

Property Source Documents

Source Document Title	Source Document Date

Appraisal Reports	Various

Engineering Reports	Various

Seismic Reports	25 May 2019

Environmental Phase I Reports	Various

USPS Internet Site (www.usps.gov)	Not Applicable

Underwriter’s Summary Report	17 June 2019

Underwritten Rent Roll	17 June 2019

Property Management Agreement	19 June 2019

Pro Forma Title Policies	Not Applicable

Exhibit 1 to Attachment A Page 2 of 2

Property Source Documents: (continued)

Source Document Title	Source Document Date

Historical Occupancy Summary	Not Applicable

Purchase Price Schedule	Not Applicable

Insurance Review Document	17 June 2019

Exhibit 2 to Attachment A Page 1 of 6

Compared Characteristics and Source Documents

Property Information:

Characteristic	Source Document(s)

Property Address (see Note 1)	Appraisal Report or Engineering Report
Property City (see Note 1)	Appraisal Report or Engineering Report
State (see Note 1)	Appraisal Report or Engineering Report
County	Appraisal Report or Engineering Report
Zip Code	Appraisal Report, Engineering Report or USPS Internet Site (www.usps.gov)
MSA	Appraisal Report
Property Type	Appraisal Report
Property Sub-Type	Appraisal Report
Year Built	Appraisal Report or Engineering Report
Year Renovated	Appraisal Report or Engineering Report
Total Number Units	Underwritten Rent Roll
Occupancy Date Most Recent	Underwritten Rent Roll
Most Recent Occupancy (Units) %	Underwritten Rent Roll
Property Manager	Loan Agreement
Title Type	Pro Forma Title Policy

Third Party Information:

Characteristic	Source Document(s)

As-is Appraisal Value	Appraisal Report
As-Complete Appraisal Value (see Note 2)	Appraisal Report
As-is Date of Value	Appraisal Report
Appraisal Type	Appraisal Report
Appraisal Firm	Appraisal Report
Contractual Purchase Price	Purchase Price Schedule
Appraised Cap Rate	Appraisal Report
Phase I Date	Environmental Phase I Report
Environmental Firm	Environmental Phase I Report
Engineering Report Date	Engineering Report
Engineering Firm	Engineering Report
Seismic PML % (see Note 3)	Seismic Report
Seismic Insurance (see Note 3)	Seismic Report

Exhibit 2 to Attachment A Page 2 of 6

Underwriting Information: (see Note 4)

Characteristic	Source Document(s)

2016 Effective Gross Income	Underwriter’s Summary Report
2016 Expenses	Underwriter’s Summary Report
2016 NOI	Underwriter’s Summary Report
2017 Effective Gross Income	Underwriter’s Summary Report
2017 Expenses	Underwriter’s Summary Report
2017 NOI	Underwriter’s Summary Report
2018 Effective Gross Income	Underwriter’s Summary Report
2018 Expenses	Underwriter’s Summary Report
2018 NOI	Underwriter’s Summary Report
TTM Effective Gross Income	Underwriter’s Summary Report
TTM Expenses	Underwriter’s Summary Report
TTM NOI	Underwriter’s Summary Report
UW Occupancy	Underwriter’s Summary Report
UW Financials Effective Gross Income	Underwriter’s Summary Report
UW Financials Expense Total	Underwriter’s Summary Report
UW Financials NOI	Underwriter’s Summary Report
UW Replacements	Underwriter’s Summary Report
UW Financials Net Cash Flow	Underwriter’s Summary Report

Reserve and Escrow Information:

Characteristic	Source Document(s)

Initial Tax Escrow	Settlement Statement
Monthly Tax Escrow	Tax Escrow Workbook
Initial Insurance Escrow	Settlement Statement
Monthly Insurance Escrow	Tax Escrow Workbook
Replacement Reserves Initial Deposit Amount	Settlement Statement
Replacement Reserves Monthly Deposit Amount	Loan Agreement
Replacement Reserves Cap	Loan Agreement
Deferred Maintenance Reserve Deposit Amount	Settlement Statement
Initial Debt Service Deposit	Settlement Statement
Monthly Debt Service Deposit	Loan Agreement
Initial Other Escrow	Settlement Statement
Monthly Other Escrow	Loan Agreement
Description of Other Escrow	Loan Agreement

Exhibit 2 to Attachment A Page 3 of 6

Mortgage Loan Information:

Characteristic	Source Document(s)

Borrower Entity	Loan Agreement
Origination Date	Loan Agreement
Original Mortgage Loan Balance	Loan Agreement
Payment Date	Loan Agreement
First Payment Date (see Note 5)	Loan Agreement
Initial Maturity Date	Loan Agreement
Extension Options (Yes/No)	Loan Agreement
Extension Options Description	Loan Agreement
Fully Extended Maturity Date	Loan Agreement
Spread Increase	Loan Agreement
First Extension Spread Increase	Loan Agreement
Second Extension Spread Increase	Loan Agreement
Third Extension Spread Increase	Loan Agreement
First Extension Fee	Loan Agreement
Second Extension Fee	Loan Agreement
Third Extension Fee	Loan Agreement
Exit Fee	Loan Agreement
Grace Period (EoD)	Loan Agreement
Grace Period (Late)	Loan Agreement
Amortization Type	Loan Agreement
Accrual Basis	Loan Agreement
Interest accrual period start	Loan Agreement
Interest accrual period end	Loan Agreement
Interest Rate Adjustment Frequency	Loan Agreement
LIBOR Rounding Methodology	Loan Agreement
LIBOR Floor	Loan Agreement
LIBOR Cap Strike Price	Transaction Summary
LIBOR Cap Expiration Date	Transaction Summary
LIBOR Cap Provider	Transaction Summary
LIBOR Cap Provider Rating (M/S&P/F)	Bloomberg Screenshot for LIBOR Cap Provider Rating
Extension Term LIBOR Cap	Loan Agreement
Mortgage Loan Spread	Loan Agreement
Rate Type	Loan Agreement
Prepayment String	Loan Agreement
Partial Prepayments Allowed	Loan Agreement
Partial Release Permitted	Loan Agreement
Loan Purpose	Settlement Statement
Guarantor	Loan Agreement
Non-Consolidation Letter	Non-Consolidation Opinion
Substitution Allowed	Loan Agreement

Exhibit 2 to Attachment A Page 4 of 6

Mortgage Loan Information: (continued)

Characteristic	Source Document(s)

LockBox (Y/N)	Loan Agreement
LockBox Type (see Note 6)	Loan Agreement
Cash Management (see Note 7)	Loan Agreement and Deposit Account Control Agreement
Terms/Description of Springing Cash Management (If applicable)	Loan Agreement
Single Purpose Entity	Loan Agreement
Single Asset Entity	Loan Agreement
TIC Structure	Loan Agreement
Condo Structure	Loan Agreement
DST	Loan Agreement
Letter of Credit	Loan Agreement
Earnout / Holdback	Loan Agreement
Assumption Fee (%)	Loan Agreement
Future Debt Permitted?	Loan Agreement

Sources Information:

Characteristic	Source Document(s)

Loan Amount (sources)	Loan Agreement
Subordinate Debt	Loan Agreement
Other Sources	Settlement Statement

Uses Information:

Characteristic	Source Document(s)

Purchase Price	Purchase Price Schedule
Closing Costs	Settlement Statement
Upfront Reserves	Settlement Statement
Loan Payoff	Settlement Statement
Other Uses	Settlement Statement

Exhibit 2 to Attachment A Page 5 of 6

Notes:

1.	For the purpose of comparing the:
a.	Property Address,
b.	Property City and
c.	State

characteristics, the Depositor instructed us to ignore differences that are caused by standard postal abbreviations.

2.	For the purpose of comparing the “As-Complete Appraisal Value“ characteristic for each Property (except for the Properties described in the succeeding paragraph of this Note 2), the Depositor instructed us to use the corresponding “Hypothetical As If Renovation Completed (for Value Add Building Upgrades) and Deferred Maintenance Completed” appraised value for each Property, as shown in the applicable appraisal report Source Document.

For the Properties identified on the Preliminary Data File as:

a.	Loganberry Ridge,
b.	The Advantages,
c.	Quail Creek,
d.	Parkside Gardens,
e.	Mt. Moriah,
f.	Forest View and
g.	Hallmark Gardens,

the Depositor instructed us to use the corresponding “Hypothetical Investment Value” appraised value for the ”As-Complete Appraisal Value“ characteristic, as shown in the applicable appraisal report Source Document.

3.	The Depositor instructed us to perform procedures on the “Seismic PML %” and “Seismic Insurance” characteristics only for Properties where we received a corresponding seismic report Source Document. For each Property where we did not receive a corresponding seismic report Source Document, the Depositor instructed us to use “NAP” for the “Seismic PML %” characteristic and “No” for the “Seismic Insurance” characteristic.

For the purpose of comparing the “Seismic Insurance” characteristic for each Property, the Depositor instructed us to use “Yes” if the related “Seismic PML %” value on the Preliminary Data File is greater than or equal to 20%. If the related “Seismic PML %” value on the Preliminary Data File is less than 20% or is “NAP,” the Depositor instructed us to use “No” for the “Seismic Insurance” characteristic.

4.	For the purpose of comparing the “Underwriting Information” characteristics that are expressed as dollar values, the Depositor instructed us to ignore differences of +/- $1 or less.

5.	For the purpose of comparing the “First Payment Date” characteristic, the Depositor instructed us to assume that the “First Payment Date” is the “Payment Date” related to the first full interest accrual period, as shown in the applicable Source Document(s).

Exhibit 2 to Attachment A Page 6 of 6

Notes: (continued)

6.	For the purpose of comparing the “LockBox Type” characteristic, the Depositor instructed us to use “Soft” if the applicable Source Document(s) currently require the Borrowers to deposit or cause the property manager to deposit all rents collected to the lockbox account.

7.	For the purpose of comparing the “Cash Management” characteristic, the Depositor instructed us to use “Springing” for the “Cash Management” characteristic if:
a.	Prior to the occurrence of an event of default or one or more specific trigger events described in the applicable Source Document(s), revenue in the lockbox account is transferred to an account controlled by the borrowers, and
b.	Upon the occurrence of an event of default or one or more specific trigger events described in the applicable Source Document(s), revenue in the lockbox account is transferred to a cash management account controlled by the lender, and the funds are used to pay monthly debt service and reserve payments, as described in the applicable Source Document(s).

We performed no procedures to determine the accuracy, completeness or reasonableness of the instructions, assumptions and methodologies provided by the Depositor that are described in the notes above.

Exhibit 3 to Attachment A

Provided Characteristics

Characteristic

Loan Number
Loan / Property
Property Name
Property Count
Environmental Insurance
Master Lease Agreement (y/n)
Master Lease Details
Principal Equity Distribution
Future Debt Description
Phase II Date
Sponsor
Primary Servicer Fee Rate
Master Servicer Fee Rate
Trustee/Cert Admin Fee Rate
Operating Advisor Fee
CREFC Fee Rate

Note:	We performed no procedures to determine the accuracy, completeness or reasonableness of the Provided Characteristics.